Subsequent Events (Details) - Detail 3 - PHOENIX BIOTECH ACQUISITION CORP. [Member]	12 Months Ended
Dec. 31, 2023
Subsequent Events (Details) - Detail 3 [Line Items]
Percentage of common stock outstanding	4.99%
Percentage purchase price	90.00%
Common Stock [Member]
Subsequent Events (Details) - Detail 3 [Line Items]
Percentage of common stock outstanding	19.99%
Percentage purchase price	90.00%